Interest Expense, Net - Summary of Interest Expense, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Interest Expenses [Abstract]
Interest expense – leases	$ (4,053)	$ (3,064)
Interest expense – notes and loans payable	(29,661)	(14,350)
Accretion of debt discount and amortization of deferred financing fees	(5,153)	(4,619)
Interest expense – financing activities and sale and leasebacks	(11,586)	(10,568)
Other interest expense	(1,696)	(39)
Interest income	938	1,411
Total Interest expense, net	$ (51,211)	$ (31,229)